Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income taxes for the year	kr (8,828)	kr (6,461)	kr (4,289)
Current income taxes related to prior years	(610)	(162)	118
Deferred tax income/expense (+/–)	(54)	4,563	1,406
Share of taxes in joint ventures and associated companies	(35)	(102)	(20)
Pillar Two tax expense	(61)	(53)	0
Income tax expense	kr (9,588)	kr (2,215)	kr (2,785)